Advances for Vessels under Construction (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016
Property Plant And Equipment [Line Items]
Impairment loss	$ 96,643,651	$ 15,695,282	$ 0
Nordea Bank Finland Plc
Property Plant And Equipment [Line Items]
Cancellation of undrawn amount	78,000,000
Hull no. DY4050 and Hull no. DY4052
Property Plant And Equipment [Line Items]
Number of newbuildings			2
Remaining newbuildings
Property Plant And Equipment [Line Items]
Impairment loss	$ 43,878,294
Ultramax Vessels | Hull no. DY4050 and Hull no. DY4052
Property Plant And Equipment [Line Items]
Number of newbuildings cancelled	2
Number of newbuildings		2
Kamsarmax Vessels | Hull no. YZJ1144, Hull no. YZJ1145 and Hull no. YZJ1142
Property Plant And Equipment [Line Items]
Number of newbuildings		3
Number of newbuildings postponed				3